Employee Benefits - Summary of Information about Group's Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 267,801	$ 226,372	$ 164,299	$ 160,780	$ 35,529
Fair value of plan assets	(197,345)	(173,141)	(168,658)	(93,903)	(21,147)
Net defined benefit liability (asset)	70,456	53,231	$ (4,359)	$ 66,877	$ 14,382
TFI International pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	14,938	13,999
Fair value of plan assets	(366)	(200)
Net defined benefit liability (asset)	14,572	13,799
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	252,863	212,373
Fair value of plan assets	(196,979)	(172,941)
Net defined benefit liability (asset)	$ 55,884	$ 39,432